Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026
C000085513
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Shares
C000092010
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ETF Shares Net Asset Value
Average Annual Return, Percent	19.69%	12.04%	15.05%
C000092009
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
C000092012
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ETF Shares Net Asset Value
Average Annual Return, Percent	29.67%	11.77%	11.68%
C000092011
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
C000092014
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ETF Shares Net Asset Value
Average Annual Return, Percent	10.76%	11.82%	17.86%
C000092013
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
C000092016
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ETF Shares Net Asset Value
Average Annual Return, Percent	26.50%	6.90%	10.61%
C000092015
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
C000092017
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ETF Shares Net Asset Value
Average Annual Return, Percent	30.13%	8.51%	10.04%
C000092018
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
C000092020
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ETF Shares Net Asset Value
Average Annual Return, Percent	23.35%	5.08%	10.70%
C000092019
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
C000092022
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ETF Shares Net Asset Value
Average Annual Return, Percent	20.07%	11.71%	14.73%
C000092021
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Without Sales Load [Member] | C000085513
Average Annual Return [Line Items]
Average Annual Return, Percent	22.93%	8.92%	10.27%
Without Sales Load [Member] | C000092010
Average Annual Return [Line Items]
Average Annual Return, Percent	19.71%	12.04%	15.04%
Without Sales Load [Member] | C000092009
Average Annual Return [Line Items]
Average Annual Return, Percent	19.72%	12.05%	15.07%
Without Sales Load [Member] | C000092012
Average Annual Return [Line Items]
Average Annual Return, Percent	29.63%	11.76%	11.68%
Without Sales Load [Member] | C000092011
Average Annual Return [Line Items]
Average Annual Return, Percent	29.65%	11.78%	11.70%
Without Sales Load [Member] | C000092014
Average Annual Return [Line Items]
Average Annual Return, Percent	10.76%	11.82%	17.86%
Without Sales Load [Member] | C000092013
Average Annual Return [Line Items]
Average Annual Return, Percent	10.78%	11.83%	17.88%
Without Sales Load [Member] | C000092016
Average Annual Return [Line Items]
Average Annual Return, Percent	26.54%	6.90%	10.61%
Without Sales Load [Member] | C000092015
Average Annual Return [Line Items]
Average Annual Return, Percent	26.54%	6.91%	10.64%
Without Sales Load [Member] | C000092017
Average Annual Return [Line Items]
Average Annual Return, Percent	29.95%	8.48%	10.04%
Without Sales Load [Member] | C000092018
Average Annual Return [Line Items]
Average Annual Return, Percent	29.97%	8.54%	10.12%
Without Sales Load [Member] | C000092020
Average Annual Return [Line Items]
Average Annual Return, Percent	23.35%	5.08%	10.69%
Without Sales Load [Member] | C000092019
Average Annual Return [Line Items]
Average Annual Return, Percent	23.37%	5.13%	10.77%
Without Sales Load [Member] | C000092022
Average Annual Return [Line Items]
Average Annual Return, Percent	20.05%	11.72%	14.74%
Without Sales Load [Member] | C000092021
Average Annual Return [Line Items]
Average Annual Return, Percent	20.06%	11.74%	14.77%
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return, Percent	20.15%	11.70%	14.78%
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return, Percent	20.15%	11.70%	14.78%
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return, Percent	20.15%	11.70%	14.78%
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return, Percent	20.15%	11.70%	14.78%
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return, Percent	20.15%	11.70%	14.78%
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return, Percent	20.15%	11.70%	14.78%
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return, Percent	20.15%	11.70%	14.78%
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return, Percent	20.15%	11.70%	14.78%
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return, Percent	20.15%	11.70%	14.78%
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return, Percent	20.15%	11.70%	14.78%
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return, Percent	20.15%	11.70%	14.78%
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return, Percent	20.15%	11.70%	14.78%
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return, Percent	20.15%	11.70%	14.78%
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return, Percent	20.15%	11.70%	14.78%
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return, Percent	20.15%	11.70%	14.78%
NACC2 Index: Russell 2500 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500 Value Index
Average Annual Return, Percent	30.78%	10.38%	10.81%
NACC2 Index: Russell 1000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Average Annual Return, Percent	19.77%	12.10%	15.13%
NACC2 Index: Russell 1000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Average Annual Return, Percent	19.77%	12.10%	15.13%
NACC2 Index: Russell 1000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Average Annual Return, Percent	29.72%	11.84%	11.76%
NACC2 Index: Russell 1000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Average Annual Return, Percent	29.72%	11.84%	11.76%
NACC2 Index: Russell 1000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Average Annual Return, Percent	10.82%	11.88%	17.95%
NACC2 Index: Russell 1000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Average Annual Return, Percent	10.82%	11.88%	17.95%
NACC2 Index: Russell 2000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index
Average Annual Return, Percent	26.46%	6.85%	10.55%
NACC2 Index: Russell 2000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index
Average Annual Return, Percent	26.46%	6.85%	10.55%
NACC2 Index: Russell 2000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Value Index
Average Annual Return, Percent	29.95%	8.52%	10.08%
NACC2 Index: Russell 2000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Value Index
Average Annual Return, Percent	29.95%	8.52%	10.08%
NACC2 Index: Russell 2000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Average Annual Return, Percent	23.25%	5.04%	10.66%
NACC2 Index: Russell 2000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Average Annual Return, Percent	23.25%	5.04%	10.66%
NACC2 Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	20.10%	11.80%	14.84%
NACC2 Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	20.10%	11.80%	14.84%